GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL.
Schedule of changes in the carrying amount of goodwill by operating and reportable segments

	Yunnan Province	Sichuan Province	Fujian Province	Zhejiang Province	Total
	US$	US$	US$	US$	US$
Balance as of December 31, 2011	21,544	—	70,760	43,347	135,651
Foreign currency translation adjustment	53	—	119	106	278
Disposal of subsidiaries	—	—	(23,448)	—	(23,448)
Balance as of December 31, 2012	21,597	—	47,431	43,453	112,481
Foreign currency translation adjustment	668	—	1,467	1,344	3,479
Balance as of December 31, 2013	22,265	—	48,898	44,797	115,960